Summary of Significant Accounting Policies (Text Block)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") and follow the requirements of the Securities and Exchange Commission (the “SEC”) for annual reporting for a foreign private issuer.
Discontinued Operations
When the Company has sold or abandoned a business component that represents a strategic shift with a major effect on the Company’s operations and financial results, it classifies that business component as a discontinued operation and retrospectively presents discontinued operations for the comparable periods. The post-tax income, or loss, of discontinued operations are shown as a single line on the face of the consolidated statements of operations. The disposition of the discontinued operation would also result in a gain or loss upon final disposition. Unless otherwise indicated, amounts provided in the notes to the consolidated financial statements pertain to continuing operations. Refer to Note 20. Discontinued Operations for details related to prior-period discontinued operations.
Basis of Consolidation
The consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its partially owned subsidiaries and non-controlling interests. All intercompany balances and transactions have been eliminated in consolidation.
As of December 31, 2025, the Company has no non‑controlling interests outstanding; the non‑controlling interest related to the Global Eduhub Holdings Limited and subsidiaries business ("GEH Singapore"), which was sold in 2024 (see Note 20. Discontinued Operations).
Use of Estimates
The preparation of the consolidated financial statements, in conformity with U.S. GAAP, requires the Company to make estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Important estimates and assumptions relate to revenue recognition, impairment of obsolete and slow-moving inventories, valuation of assets acquired and liabilities assumed in business combinations, evaluation of finite-lived tangible and intangible assets, goodwill and indefinite-lived intangible assets for impairment, valuation of embedded derivatives, provision for warranty costs and valuation allowance for deferred tax assets. These estimates and judgments are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.
Liquidity and Capital Resources
As of December 31, 2025, the Company had $18,481 in cash and cash equivalents, negative net working capital of $26,115 and used $45,503 in cash to fund its operations for the year ended December 31, 2025.
Due to recent adverse market conditions faced by the Company, management implemented initiatives designed to increase revenue, reduce costs, and reduce our cash used in operations in future years. Specifically, during 2025, the Company (i) made changes to its executive management team; (ii) launched several new hardware products and entered into new hardware and software partnerships; (iii) transformed its product development strategy to decrease the length of time between product launches; and (iv) simplified and aligned its global go-to-market approach to focus on our relationships with its channel distributors and significant resellers. These initiatives reduced total employee headcount from 505 as of December 31, 2024 to 371 as of December 31, 2025, which resulted in non-recurring restructuring costs of $6,375. These initiatives also resulted in a reduction of previously recurring operating expenses.
On January 14, 2026, the Company entered into an Inventory Management and Consultancy Agreement (the "Inventory Agreement") with NetDragon Websoft Holdings Limited ("NetDragon"), a related party and the Company's majority shareholder, under which (i) NetDragon assumes initial payment responsibility for hardware supplier invoices, subject to a $50,000 revolving cap and (ii) a designated NetDragon employee will provide supply-chain consulting services to the Company. The Company is obligated to reimburse NetDragon within 365 days of inventory receipt, together with simple interest at 3% per annum. If the NetDragon consultant fails to achieve the agreed upon target in cost reductions in any calendar year, the Company will be entitled to a credit in the amount of all interest paid to NetDragon during the preceding calendar year. The agreement has an initial three‑year term and automatically renews for successive one‑year periods unless terminated with six months’ prior written notice. If NetDragon fails to make timely payment to any supplier, the Company remains responsible to ensure payment per the supplier’s terms. The Inventory Agreement is the instrument through which NetDragon has committed to provide the necessary funds so that the Company can meet its business commitments and obligations for a period of at least 12 months from the date these consolidated financial statements have been issued.
The Company believes the combination of: (i) the operational plans implemented in 2025 discussed above; (ii) the Inventory Agreement described above; and (iii) its existing sources of liquidity, including expected future cash flows from operations, will allow the Company to fund operating and capital needs for at least the next 12 months from the date these consolidated financial statements have been issued. Accordingly, the consolidated financial statements have been prepared on a going concern basis. As noted above, the Company’s ability to satisfy its short‑term payment obligations is highly reliant on NetDragon’s ongoing funding of supplier invoices pursuant to the Inventory Agreement. Absent this support, the Company’s existing cash resources may be insufficient to meet near‑term operating requirements.
Cash and Cash Equivalents
Cash and cash equivalents include cash on hand with financial institutions. The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. As of December 31, 2025 and 2024, the Company had no cash equivalents.
Concentration of Credit Risk
Credit risk represents the risk that the Company would incur a loss if counterparties failed to perform pursuant to the terms of their agreements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash balances with financial institutions in federally insured accounts and for certain institutions has cash balances in excess of the insurance limits. These deposits and funds may be redeemed upon demand and the Company does not anticipate any losses on such balances. The Company has not experienced any losses to date and believes that it is not exposed to any significant credit risk on cash and cash equivalents.
Accounts Receivable and Allowance for Credit Losses
Trade accounts receivables are recorded at the invoiced amount and do not bear interest.
The allowance for credit losses is the Company’s best estimate of the credit losses in existing accounts receivable. The Company monitors the financial performance, historical and expected collection patterns, and creditworthiness of its customers so that it can properly assess and respond to changes in their credit profile. The Company also monitors domestic and international economic conditions for the potential future effect on its customers. Past due balances are reviewed individually for collectability. Account balances are charged against the allowance for credit losses when the Company determines it is probable the receivable will not be recovered. All allowance for credit losses are charged to general and administrative expenses on the Company’s consolidated statements of operations.
The allowance for credit losses as of December 31, 2025, 2024, and 2023 was as follows:

	December 31,
	2025	2024	2023
Balance at beginning of period	$211	$2,599	$2,970
Adjustments and provision for estimated credit losses	808	—	(371)
Write-offs and collections of accounts receivable	(427)	(2,379)	—
Foreign currency adjustments	22	(9)	—
Balance at end of period	$614	$211	$2,599
Inventories
Inventories are valued at the lower of cost or net realizable value ("NRV"). The Company measures the cost of inventories based on the first-in, first-out method. Inventory costs include expenditures incurred in acquiring the inventories, production or conversion costs, as well as other costs incurred in bringing them to their existing location and condition. The Company periodically makes judgments and estimates regarding the future utility and carrying value of inventory. The carrying value of inventory is periodically reviewed and impairments, if any, are recognized when the expected NRV is less than the carrying value. Inventory is comprised of finished products intended for sale.
Goodwill
Goodwill, which represents the excess of the purchase price over the fair value of net assets acquired, is carried at cost, less any impairment. Goodwill is not amortized; rather, it is subject to a periodic assessment for impairment by applying a fair value-based test.
Intangible Assets
Intangible assets, which consist of patents and developed technology, are stated at cost less accumulated amortization. For finite-lived intangible assets, amortization is generally recorded on a straight-line basis over estimated useful lives ranging from two to ten years. The Company periodically reviews the estimated useful lives of intangible assets and adjusts them when events indicate that a shorter life is appropriate.
Indefinite-lived intangible assets are not subject to amortization. Each reporting period, the Company evaluates whether events and circumstances continue to support an indefinite useful life. If an indefinite-lived intangible asset is subsequently determined to have a finite useful life, it is amortized prospectively over its estimated remaining useful life.
Impairment
Long‑lived assets, other than goodwill and indefinite‑lived intangibles, are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived assets may not be recoverable through the estimated undiscounted future cash flows derived from such assets.
Factors that the Company considers in deciding when to perform an impairment review include significant changes in the Company’s forecasted projections for the asset or asset group for reasons including, but not limited to, significant underperformance of a product in relation to expectations, significant changes or planned changes in the Company’s use of the assets, significant negative industry or economic trends, and new or competing products that enter the marketplace. The recoverability test is based on a comparison of the undiscounted cash flows expected to be generated from the use of the asset group to the carrying value of that asset group. If impairment is indicated, the asset is written down by the amount by which the carrying amount of the asset exceeds the related fair value of the asset, with the related impairment charge recognized within the statements of operations.
Indefinite-lived intangible assets are tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. The Company has the option to assess the qualitative factors in determining whether it is more likely than not the fair value of the indefinite lived intangible asset is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative impairment test. If the Company determines that it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, then a quantitative impairment test is performed. Impairment tests are performed, at a minimum, on December 31st each year.
The Company uses an income approach (generally the relief from royalty method) to determine the estimated fair value of its indefinite-lived intangible assets in concluding whether the fair value of these indefinite-lived intangible assets exceeded their carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires the Company to make judgments in determining various assumptions with respect to revenues, growth rates, royalty rates, and discount rates, which are classified as Level 3 fair value inputs. The judgments made in determining the estimated fair value of an indefinite-lived intangible asset can materially impact the Company’s financial condition and results of operations.
Goodwill is evaluated for impairment on an annual basis at a level of reporting referred to as the reporting unit, and more frequently if adverse events or changes in circumstances indicate that the asset may be impaired. The Company has the option to assess the qualitative factors in determining whether it is more likely than not the fair value of the reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform a quantitative goodwill impairment test. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then a quantitative goodwill impairment test is performed. Impairment tests are performed, at a minimum, on December 31st each year.
The Company may use the income approach (utilizing future estimated discounted cash flows) or the market approach (utilizing revenue multiples of guideline public companies with similar operations and economic characteristics) or a combination of both to determine the estimated fair value of reporting units in determining whether the fair value of its reporting units exceeded their carrying amounts. If the fair value exceeds the carrying amount, then no impairment is recognized. If the carrying amount exceeds the fair value calculated, then an impairment charge is recognized for the difference. The impairment review requires the Company to make judgments in determining various assumptions with respect to revenues, operating margins, growth rates, discount rates, and market multiples of comparable companies, which are classified as Level 3 fair value inputs. The judgments made in determining the estimated fair value of a reporting unit can materially impact the Company’s financial condition and results of operations.
Right-of-use Assets and Lease Liabilities
The Company has entered into lease agreements for certain facilities, vehicles, and equipment, which provide the right to use the underlying asset and require lease payments over the term of the lease. At inception, the Company determines if an arrangement is a lease and then classifies leases as operating or finance at commencement. The Company does not have any financing leases. Operating leases are presented as right-of-use (“ROU”) assets, and the corresponding lease liabilities are included in operating lease liabilities, current and operating lease liabilities, non-current on the Company’s consolidated balance sheets. ROU assets represent the Company's right to use an underlying asset, and lease liabilities represent the Company's obligation for lease payments in exchange for the ability to use the asset for the duration of the lease term.
The Company has lease agreements which contain both lease and non-lease components, which the Company accounts for separately. Non-lease components include items such as common area maintenance, operating expenses, utilities, or other costs that are subject to fluctuation from period to period. The Company does not recognize short term leases that have a term of twelve months or less as ROU assets or lease liabilities.
ROU assets and lease liabilities are recognized at commencement date and determined using the present value of the future minimum lease payments over the lease term. The Company uses an incremental borrowing rate based on estimated rate of interest for collateralized borrowing since the Company's leases do not include an implicit interest rate. The estimated incremental borrowing rate considers market data, the economic environment of the jurisdiction where the lease is located, and the lease term at commencement date. The lease term may include options to extend when it is reasonably certain that the Company will exercise that option. The Company recognizes operating lease expense on a straight-line basis over the lease term. ROU assets are reviewed for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable.
Property, Plant and Equipment, Net
Property, plant and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to expense when incurred. Additions and improvements that extend the economic useful life of the asset are capitalized and depreciated over the remaining useful lives of the assets. The cost and accumulated depreciation of assets sold or retired are removed from the respective accounts, and any resulting gain or loss is reflected in current earnings.
Depreciation is recognized using the straight-line method in amounts considered to be sufficient to allocate the cost of the assets to operations over the estimated useful lives or lease terms, as follows:

Asset Category	Estimated Useful Life
Buildings	25 years
Plant and Machinery	3-10 years
Computer and office equipment	3-5 years
Furniture and Fixtures	5 years
Capitalized software	3-5 years
Leasehold improvements	**
** Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the term of the underlying lease.
Internal-Use Software
The Company capitalizes qualifying employee costs and third-party vendor fees for the development of software that will only be used internally. Capitalization begins once the project reaches the application development stage. Costs incurred during the preliminary project stage, as well as training costs and data conversion costs, are expensed as incurred. Amortization is generally recorded on a straight-line basis over the estimated useful lives ranging from three to five years. Capitalized internal-use software is included within property, plant, and equipment on the consolidated balance sheets.
Fair Value Measurements
In estimating fair value, the Company uses market-observable inputs to the extent they are available. In certain cases where observable market data is not available, the Company may engage third-party qualified valuation specialists to assist in determining fair value. Fair value measurements that rely on less observable or unobservable inputs require a higher degree of judgment. The valuation hierarchy is composed of three levels as described below:
Level 1 - Unadjusted, quoted prices listed on active market markets for identical assets or liabilities.
Level 2 - Direct or indirect observable market-based inputs, such as quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3 - Unobservable inputs, such as estimates, assumptions, and valuation techniques when little or no market data exists for the assets or liabilities.
The level within the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement. Accordingly, the degree of judgment exercised by management is greatest for instruments categorized within Level 3 of the fair value hierarchy.
The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, due from related parties, and current related party loans payable approximate their fair values because of their short-term nature. The derivative liability associated with the Company’s convertible note is remeasured at fair value at each reporting date and is classified as Level 3 in the fair value hierarchy (see Note 10. Debt).
Certain non-financial assets, such as goodwill, intangible assets, right-of-use assets, and property and equipment, are measured at fair value on a non-recurring basis and are adjusted to fair value only if an impairment charge is recognized. Such fair value measures are considered to be within the Level 3 valuation hierarchy due to the subjective nature of the unobservable inputs used. The Company has not recorded any impairment charges to non-financial assets during any of the periods presented.
Business Combinations
The Company accounts for its business combinations using the acquisition method of accounting. The purchase consideration is allocated to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value of purchase consideration over the fair value of these assets acquired and liabilities assumed is recorded as goodwill. Management is required to make significant estimates and assumptions in determining fair values, especially with respect to acquired intangible assets, which include but are not limited to the selection of valuation methodologies, expected future revenue and net cash flows, expected customer attrition rates, future changes in technology, and discount rates. These estimates are inherently uncertain and, therefore, actual results may differ from the estimates made. As a result, during the measurement period of up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill as information on the facts and circumstances that existed as of the acquisition date becomes available. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statements of operations.
Transaction-related expenses are recognized separately from business combinations and are expensed as incurred. The acquisition method also requires that acquisition-related transaction and post-acquisition restructuring costs be charged to expense as committed and requires the Company to recognize and measure certain assets and liabilities including those arising from contingencies and contingent consideration in a business combination. These costs include one-time people-related costs and amounts paid to vendors and consultants assisting with the acquisition.
During the years ended December 31, 2025, 2024 and 2023, the Company expensed transaction-related and abandoned deal costs of $304, nil and $19,288, respectively, in the consolidated statements of operations.
Transactions that do not meet the definition of a business under U.S. GAAP are accounted for as asset acquisitions. The cost of an asset acquisition is measured by the consideration given (including equity instruments issued) and transaction costs and is allocated to the identifiable assets acquired, typically on a relative fair value basis.
Convertible debt
The Company reviews the terms of convertible debt issued to determine whether there are embedded derivative instruments, including embedded conversion options, which are required to be bifurcated and accounted for separately as derivative financial instruments. In circumstances where the host instrument contains more than one embedded derivative instrument, including the conversion option that is required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.
Bifurcated embedded derivatives are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as other income (expense) in the consolidated statements of operations. When the convertible debt instruments contain embedded derivative instruments that are to be bifurcated and accounted for as liabilities, the total proceeds received are first allocated to the fair value of all the bifurcated derivative instruments. The remaining proceeds, if any, are then allocated to the host instruments themselves, usually resulting in those instruments being recorded at a discount from their face value. The discount from the face value of the convertible debt, together with the stated interest on the instrument, is amortized over the life of the instrument through periodic charges to interest expense.
Warrants
Warrants that are indexed to the Company’s own stock and meet equity classification criteria are recorded in additional paid‑in capital ("APIC") at their grant‑date fair value and are not remeasured subsequently. If a warrant’s terms require liability classification (e.g., due to cash settlement features, price protections, or other provisions that preclude equity classification), the instrument is initially recognized at fair value as a liability and remeasured at fair value at each reporting date, with changes recognized in earnings.
Share-based Compensation
The Company grants share-based payment awards, primarily in the form of restricted stock units ("RSUs") and stock options, to employees, executives, and non-employee directors. The grant-date fair value of such awards is recognized ratably over the related vesting period. The Company's RSUs are assigned a grant date fair value equal to the fair market value of the underlying stock on the grant date less present value of expected dividends. The Company accounts for forfeitures as they occur.
Treasury stock
The Company accounts for treasury stock under the cost method.
Revenue Recognition
The Company recognizes revenue following a five-step model which prescribes the Company: (i) identify contract(s) with a customer; (ii) identify the performance obligation(s) in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligation(s) in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company does not have any significant financing components in their customer contracts.
Performance obligations are satisfied both at a point in time and over time. All revenues are recognized based on the satisfaction of the performance obligation to date. The Company generates revenue from the sale of the following goods and services. Revenue amounts presented exclude value-added tax and other sales taxes.
Hardware and Accessories
The Company generates most of its revenue from the sales of hardware and accessory products to a global network of distributors and resellers, who are considered the customers for these products. Revenue is recognized at a point in time when the customer obtains control of the distinct good. The specific timing of the change in control varies by customer (based on contractual agreements between the Company and the customer) and can occur either when the goods are shipped by the Company via a third-party carrier, or when the goods are made available for pick-up by the customer. Customers do not have a contractual right of return of goods, aside from standard provisions regarding defective products.
The Company provides customers with certain of its proprietary software on a no-cost basis with the purchase of its ActivPanel hardware products. The Company considers this hardware and software to be highly interdependent and highly interrelated. As a result, the Company considers the hardware and proprietary software to represent a combined performance obligation and recognizes revenue when control of the combined performance obligation has passed to the customer.
Freight Revenue
The Company may arrange for shipment of its core products by third-party logistics providers to certain customers, based on delivery location and timing requirements determined by these customers. The Company considers freight to be a separate performance obligation, as the shipping is capable of being distinct within the context of contract and provides a separate benefit to the customer above and beyond the Company’s other products. This performance obligation is considered to be satisfied at a point in time, which typically occurs when the third-party logistics providers take possession of the products, as control of the goods has passed to the customer at this point in time. The Company considers itself to be the principal in freight revenue transactions.
Warranty Revenue
The Company provides a standard warranty on all of its hardware products. Depending on the jurisdiction in which the product is sold, this standard warranty is either for three years or five years. This warranty is not sold separately and does not provide any additional services beyond assuring the product complies with the agreed upon specifications and is free of defects. As such, the Company considers the standard warranty to represent an assurance type warranty which does not constitute a separate performance obligation.
In those jurisdictions where a three-year warranty is considered standard, the Company also separately sells enhanced five-year and seven-year warranties, which are considered to represent a separate performance obligation that is satisfied over the time period from the end of the term of the standard warranty to the end of the term of the enhanced warranty. In those jurisdictions where a five-year warranty is considered standard, the Company also separately sells enhanced seven-year warranties, which are considered to represent a separate performance obligation that is satisfied over the time period from the end of the term of the standard warranty to the end of the term of the enhanced warranty. The customer for enhanced warranties is the end user.
Payments received in advance of providing these enhanced warranty services are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations on a straight-line basis over the period that the enhanced warranty services are provided.
Software-as-a-Service ("SaaS")
The Company offers a number of services, generally in the form of a subscription for a set time period, through the use of internally developed software and certain third-party arrangements. The Company considers SaaS offerings to be a separate performance obligation, as the service provided is capable of being distinct within the context of contract and provides a separate benefit to the customer above and beyond the Company’s other products. The customer for SaaS offerings is the end user. Payments received in advance of providing the SaaS offering are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations on a straight-line basis over the period that SaaS offering are provided.
The Company provides term-limited Promethean ActivSuite SaaS subscriptions with the sale of its ActivPanel 10 hardware product. The Company views these term-limited subscriptions as a separate performance obligation and, as a result, recognizes revenue based on the estimated stand-alone selling price of the service over the term of the subscription.
Future Unspecified Software Upgrade Rights
As part of the sale of certain of its hardware products, the Company provided the right for the customer to receive, on a when-and-if-available basis, future unspecified software upgrades relating to the software bundled with each such hardware device. The customer for future unspecified software upgrade rights was the end user. Because the Company lacked observable prices for the undelivered performance obligations, the allocation of revenue was based on the Company's estimated stand-alone selling prices using the cost-plus margin approach. Allocated revenue for the future unspecified software upgrade rights were recorded in the consolidated balance sheet as contract liabilities and were recognized in the consolidated statements of operations on a straight-line basis over the period that the software upgrades were provided.
In 2025, upon the launch of Active Panel 10, the Company ceased providing unspecified upgrade rights in its contracts with customers. As of December 31, 2024, all such revenue had been fully recognized, and no amounts remained recorded as contract liabilities on the consolidated balance sheet.
Training Revenue
The Company offers training services for the use of its hardware, which is considered to represent a separate performance obligation, as the services are capable of being distinct within the context of the contract and provide a separate benefit to the customer above and beyond the Company’s other products. The revenue associated with this performance obligation is recognized as the training service is delivered, which generally occurs within one year of the original date of sale. The customer for training services is the end user. Payments received in advance of providing these training services are recorded in the consolidated balance sheet as contract liabilities and are recognized in the consolidated statements of operations as delivered.
Practical Expedients
In applying ASC 606, the Company elected the following practical expedients: (i) sales taxes and other similar taxes collected from customers are excluded from the transaction price; and (ii) incremental costs of obtaining a contract are expensed as incurred when the amortization period of the asset that would otherwise have been recognized is one year or less.
Significant Judgments
Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. To be distinct, the customer must be able to benefit from the service on its own or with readily available resources, and the promise to transfer the good or service must be separately identifiable from other goods and services in the contract.
When the Company enters into contracts whereby the Company will transfer cash or a credit note to a customer when a rebate has been achieved, the Company estimates the amount of consideration to which it will be entitled. When the Company enters into contracts with certain of its distributor and reseller partners where the sales price of the products or services transferred is not fixed at the time revenue is initially recognized, but is rather subsequently determined by the price at which the distributor or reseller sells the products or services to the end consumer, the Company estimates the amount of consideration to which it will be entitled. These estimates are measured at each reporting date and are made using the expected value method based on historical rebate experience and expected future sales trends on a customer-by-customer basis. For contracts involving the achievement of a rebate, the estimates are resolved when the rebate period has concluded (for example, one year for an annual volume rebate). For contracts where the sales price is not fixed at the time revenue is initially recognized, the estimates are generally resolved within 90 days of recognizing the initial revenue. Because these contracts contain elements of variable consideration, the Company only includes this variable consideration in its transaction price when there is a basis to reasonably estimate the amount of consideration to which the Company expects to ultimately be entitled, and it is probable there will not subsequently be a significant reversal of revenue previously recognized.
Provision for Warranty Costs
The Company provides customers of its hardware products with warranties to assure the product complies with agreed upon specifications and is free of defects. Refer to the Warranty Revenue portion of the Revenue Recognition section above for additional details. The Company records a liability based on its best estimate of the amounts necessary to settle future and existing claims on products sold as of the balance sheet date. Factors used in estimating the warranty liability include a history of units sold and units under warranty that have failed, average cost incurred to repair/replace units under warranty, and a profile of the distribution of warranty expenditures over the warranty period. Actual claims incurred could differ from estimates, requiring adjustments to the liabilities.
Cost of Revenue
Cost of revenue consists primarily of inventory costs, cost of delivering training services, depreciation of property, plant and equipment, freight, warehousing, and warranty costs associated with the Company’s hardware products, as well as third-party hosting and processing fees associated with online third-party sales platforms. In addition, logistic and operations employee costs, as well as an allocation of related depreciation and office space cost, are also included in cost of revenue. Finally, amortization of acquired intangible assets directly associated with the Company’s products and services is also included in cost of revenue.
General and Administrative Expenses
General and administrative expenses consist primarily of salaries and employee benefits for its employees not related to logistics and operations, research and development, and selling and marketing activities, as well as costs incurred for office space (excluding amounts allocated to cost of revenue), professional service fees, insurance costs, legal expenses, and other general overhead.
Research and Development Expenses
Research and development expenses consist primarily of salaries, employee benefits, and other compensation for employees engaged in research and development, as well as the costs for subscriptions and professional services utilized by these employees.
Sales and Marketing Expenses
Selling and marketing expenses consist primarily of salaries, employee benefits, and other compensation for employees engaged in sales and marketing activities, as well as the costs of media advertising, promotions, trade shows, and seminars.
Advertising Expense
Advertising costs are expensed as incurred. Advertising costs of $3,682, $3,711, and $7,208 for the years ended December 31, 2025, 2024, and 2023, respectively, were included in sales and marketing expenses on the consolidated statements of operations.
Other Income (Expense)
Other income (expense) consists primarily of interest expense, interest income, gain on embedded derivative, and other income (expense), which includes foreign currency transaction adjustments.
Restructuring and Other Expenses
The Company records costs to exit or restructure certain activities of existing operations or operations of a recently acquired company are accounted for as termination and exit costs pursuant to ASC 420, Exit or Disposal Cost Obligations. A liability for costs associated with an exit or disposal activity is recognized and measured at its fair value in the consolidated statements of operations in the period in which the liability is incurred. Other costs associated with restructuring programs, such as lease‑related impairment charges, are recognized in accordance with other relevant U.S. GAAP guidance.

	December 31,
	2025	2024	2023
Severance costs	$6,375	$3,484	$4,527
Office closures and other costs (1)	448	—	—
Write-off of prepaid subscriptions (2)	—	—	5,668
Restructuring and other expenses	$6,823	$3,484	$10,195
(1) Includes office-closure related costs and a non-cash impairment charge related to the sublease of the Company's Seattle office lease. Refer to Note 9. Leases for additional information.
(2) Represents the write-off of prepaid subscriptions pursuant to a distribution and master services agreement, as these prepaid subscriptions were deemed not recoverable through future sales activity.
The Company had $293, $547, and nil in accrued severance costs for the years ended December 31, 2025, 2024, and 2023, respectively.
Income Taxes
The Company accounts for income taxes under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted tax rates expected to apply in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when the Company determines it is more likely than not that some portion or all deferred tax assets in a given jurisdiction will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Company as enacted by the relevant tax authorities.
The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.
The Company does not provide for income taxes on its undistributed earnings of its foreign subsidiaries since such earnings are considered to be indefinitely reinvested or may be remitted tax-free. It is not practicable to estimate the amount of deferred tax liability related to these investments. Carryforward attributes that were generated in tax years prior to those that remain open for examination may still be adjusted by relevant tax authorities upon examination if they either have been, or will be, used in a future period.
Functional Currency
The Company considers the U.S. dollar to be its functional currency, as it is the currency of the primary economic environment in which the Company operates.
The local currency is the functional currency for all foreign entities, other than a small number of intermediate holding companies which have USD as the functional currency. Assets and liabilities of these foreign operations are translated into U.S. Dollars at the exchange rate in effect at the end of each period. Statement of operations activity is translated at the average exchange rate prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included as a component of other comprehensive income (loss).
Segment Reporting
The Company determines its reportable segments in accordance with ASC 280, Segment Reporting. The Company determines its reportable segments by first identifying its operating segments. An operating segment is a component of the Company that (a) engages in business activities from which it may recognize revenue and incur expenses, (b) its operating results are regularly reviewed by the chief operating decision maker (“CODM”) in making decisions about resources to be allocated to the segment and assessing its performance, and (c) its discrete financial information is available. The Company's CODM has been identified as its Chief Executive Officer.
Income or Loss Per Share
Basic income or loss per share is computed by dividing net income from continuing operations available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share gives effect to all dilutive potential of shares of common stock outstanding during the period using the treasury stock method (by using the average stock price for the period to determine the number of shares assumed to be purchased from the exercise of RSUs), and convertible debt, using the if-converted method. Earnings per share excludes all potential dilutive shares of common stock if their effect is anti-dilutive. An anti-dilutive impact is an increase in earnings per share or a reduction in net loss per share resulting from the conversion or exercise of certain securities. The Company uses loss from continuing operations as the “control number” or benchmark to determine whether potential common shares are dilutive or anti-dilutive.
Recently Adopted Accounting Standards
In December 2023, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhanced the required annual disclosures related to the effective income tax rate reconciliation and to income taxes paid by requiring greater disaggregation and a more prescriptive presentation. We adopted this guidance on a retrospective basis for the annual period ending December 31, 2025. While the adoption of this guidance has resulted in additional disclosures related to income taxes, it did not have a material impact on our consolidated financial statements. Refer to Note 13. Income Taxes for additional information related to our income tax disclosures.
Recently Issued Accounting Pronouncements Not Yet Adopted
In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures: Disaggregation of Income Statement Expenses (“ASU 2024-03”). ASU 2024-03 will require more detailed information about the types of expenses in commonly presented income statement captions such as “Cost of revenue” and “Selling, general and administrative expenses”. In January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40) to clarify the effective date of ASU 2024-03. The new guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027 with early adoption permitted. The Company is currently evaluating the impact that this change will have on its consolidated financial statements and disclosures.
In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets ("ASU 2025-05"). ASU 2025-05 simplifies the application of the Current Expected Credit Loss (“CECL”) model for short-term assets. The update provides a practical expedient allowing entities to assume that current economic conditions at the balance sheet date will remain constant over the remaining short life of accounts receivable and contract assets, rather than requiring complex macroeconomic forecasting. The new guidance is effective for annual reporting periods beginning after December 15, 2025. The Company anticipates that adopting this accounting pronouncement will not have a material impact on its consolidated financial statements and disclosures.
In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software ("ASU 2025-06"). ASU 2025-06 will improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods, including methods that entities may use to develop software in the future. The new guidance is effective for all entities for annual reporting periods beginning after December 15, 2027, and interim reporting periods within those annual reporting periods with early adoption permitted. The Company is currently evaluating the impact that this change will have on its consolidated financial statements and disclosures.
In December 2025, the FASB also issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements ("ASU 2025-11"). ASU 2025-11 update results in a comprehensive list of interim disclosures and includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The new guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that this change will have on its consolidated financial statements and disclosures.